Share-Based Payments - Summary of fair value assumptions and methodology of NBA/NHL warrants (Details)		12 Months Ended
	Oct. 01, 2023 Y $ / shares	Dec. 31, 2023 Y $ / shares	Dec. 31, 2021 Y M $ / shares
Share-based payments
Share price at grant date		$ 12.9
Exercise price		$ 12.9
Expected volatility (weighted-average)		47.00%
Expected term | Y		6.5
Risk-free interest rate (based on US government bond)		3.50%
Option To Acquire Class A Shares
Share-based payments
Valuation model			Black-Scholes model
Share price at grant date			$ 27
Exercise price			$ 8.96
Expected volatility (weighted-average)			30.00%
Expected term | Y			0
Risk-free interest rate (based on US government bond)			0.04%
NHL Warrants
Share-based payments
Valuation model			Cox-Ross-Rubinstein binominal model
Share price at grant date			$ 27
Exercise price			$ 23.45
Expected volatility (weighted-average)			30.00%
Expected term | M			120
Risk-free interest rate (based on US government bond)			1.28%
NBA Warrants
Share-based payments
Valuation model	Black-Scholes model
Share price at grant date	$ 10.01
Exercise price	$ 0.01
Expected volatility (weighted-average)	46.40%
Risk-free interest rate (based on US government bond)	4.79%
NBA Warrants | Bottom of range [member]
Share-based payments
Expected term | Y	0.25
NBA Warrants | Top of range [member]
Share-based payments
Expected term | Y	8